Pension and Other Post-Employment Benefits (Total Benefit Plan Expense Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense		$ 21	$ 6
Defined Contribution Plan Expense	34	43	44
Total Benefit Plans Expense	34	64	50
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	12	11	18
Total Benefit Plans Expense	$ 12	$ 11	$ 18